Subsequent Events (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Jan. 27, 2025 USD ($) shares	Jan. 16, 2024 CNY (¥)	Jan. 09, 2024 CNY (¥)	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)
Subsequent Events [Line Items]
Liquidated damages			¥ 1,949
Investment amount (in Dollars) | $							$ 10,000,000
Payment penalties (in Dollars) | $							$ 10,000,000
Return rental						¥ 3,000,000
Equity of repurchase price						240,000,000
Zibo Hengsong [Member]
Subsequent Events [Line Items]
Equity of repurchase price						¥ 78,220
Youpin SD [Member]
Subsequent Events [Line Items]
Percentage of equity interest							13.0435%
Youpin SD [Member]
Subsequent Events [Line Items]
Liquidated damages				¥ 2,746	$ 376
Youpin SD [Member]
Subsequent Events [Line Items]
Liquidated damages				¥ 2,609	$ 357
Hainan Gaozhan New Energy Vehicle Company Limited [Member]
Subsequent Events [Line Items]
Deposits								¥ 170	$ 243
Quanzhou Youyi Power Exchange Network Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Liquidated damages		¥ 700
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds (in Dollars) | $	$ 4,662,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares) | shares	648,000
Pre-funded Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares) | shares	393,668